Investment in debt securities (Details) - USD ($)	Jul. 17, 2025	Dec. 31, 2025	Dec. 31, 2024
Investment in Debt Securities [Abstract]
Investment in debt securities term	4 years
Due within 1 year		$ 0
Due in 1-5 years		2,918,353
Due in 5-10 years		0
Investment in debt securities, total	$ 2,910,000	2,918,353	$ 0
Debt securities, allowance for credit losses		$ 0